Financial instruments - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in fair value measurement, assets [abstract]
Net gains recognized in Consolidated Income Statement	$ 142	$ 0
Level 3 | Financial investments | Measured at FVOCI
Changes in fair value measurement, assets [abstract]
Balance as of January 1	201	147
Additions	15	90
Net (losses)/gains recognized in Consolidated Statement of Comprehensive Income	(34)	6
Net gains recognized in Consolidated Income Statement	0	0
Amortization	0	0
Settlements	(11)	0
Balance as of June 30	171	243
Level 3 | Financial investments | Measured at FVPL
Changes in fair value measurement, assets [abstract]
Balance as of January 1	2	8
Additions	2	0
Net (losses)/gains recognized in Consolidated Statement of Comprehensive Income	0	0
Net gains recognized in Consolidated Income Statement	0	2
Amortization	(1)	(2)
Settlements	0	(5)
Balance as of June 30	$ 3	$ 3